Organization and principal activities	12 Months Ended
Dec. 31, 2019
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities

Vipshop Holdings Limited (the “Company”) was incorporated in the Cayman Islands on August 27, 2010. The Company, through its subsidiaries, its variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively, the “Group”), operate online platforms that offer high-quality branded products to consumers in the People’s Republic of China (the “PRC”) through flash sales on its vipshop.com, vip.com online platforms. Flash sale represents an online retail format combining the advantages of
e-commerce
and discount sales through selling a finite quantity of discounted products or services online for a limited period of time.
The Group also operates retail stores in China to supplement its online growth strategy. In July 2019, the Group acquired Shan Shan Outlets, a leading player in the outlets industry in China, to gain presence in the offline outlet business in China.